Note 44 - Related Parties - Transactions and Balances with Parent Company Except Key Management Personnel (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Other Demand Deposits Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	$ 259,503,000	$ 628,607,000	$ 451,589,000
Results with Parent Company	0	0
Derivative Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	23,177,000	0	0
Results with Parent Company	0	0
Other Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	310,034,000	0	0
Results with Parent Company	0	0
Trading Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	315,396,000	0	0
Results with Parent Company	0	0
Other Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	51,296,000	80,763,000	209,990,000
Results with Parent Company	111,858,000	63,529,000
Derivative Financial Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	51,198,000	0	0
Results with Parent Company	100,273,000	0
Securities In Custody Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	56,994,610,000	92,071,713,000	69,037,964,000
Results with Parent Company	0	0
Derivative Instruments Notional Amount
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	5,172,413,000	0	0
Results with Parent Company	0	0
Securities Granted
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	593,593,000	437,626,000	232,689,000
Results with Parent Company	2,182,000	1,278,000
Guarantees Received Member
Transactions and Balances with Parent Company Except Key Management Personnel LineItems
Balances with Parent Company	717,641,000	4,598,000	$ 4,680,000
Results with Parent Company	$ 0	$ 0